Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000012489 | Amazon.com, Inc.None_023135106
Holdings [Line Items]
Percent of Total Investments	7.35%
C000012489 | Alphabet, Inc.NoneC_02079K107
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012489 | Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	5.08%
C000012489 | Mastercard, Inc.NoneA_57636Q104
Holdings [Line Items]
Percent of Total Investments	4.58%
C000012489 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	4.46%
C000012489 | Motorola Solutions, Inc.None_620076307
Holdings [Line Items]
Percent of Total Investments	4.12%
C000012489 | ASML Holding NVNone_N07059210
Holdings [Line Items]
Percent of Total Investments	3.97%
C000012489 | Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	3.87%
C000012489 | Datadog, Inc.NoneA_23804L103
Holdings [Line Items]
Percent of Total Investments	3.76%
C000012489 | Monolithic Power Systems, Inc.None_609839105
Holdings [Line Items]
Percent of Total Investments	3.72%
C000012489 | Information Technology
Holdings [Line Items]
Percent of Total Investments	33.80%
C000012489 | Financials
Holdings [Line Items]
Percent of Total Investments	14.30%
C000012489 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.10%
C000012489 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.30%
C000012489 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.90%
C000012489 | Materials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000012489 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012489 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.20%
C000102025 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	5.00%
C000102025 | Ecolab, Inc.None_278865100
Holdings [Line Items]
Percent of Total Investments	5.57%
C000102025 | Vulcan Materials Co.None_929160109
Holdings [Line Items]
Percent of Total Investments	5.54%
C000102025 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	4.23%
C000102025 | TransDigm Group, Inc.None_893641100
Holdings [Line Items]
Percent of Total Investments	4.21%
C000102025 | Kinsale Capital Group, Inc.None_49714P108
Holdings [Line Items]
Percent of Total Investments	4.12%
C000102025 | Veralto Corp.None_92338C103
Holdings [Line Items]
Percent of Total Investments	4.11%
C000102025 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	3.95%
C000102025 | CBRE Group, Inc.NoneA_12504L109
Holdings [Line Items]
Percent of Total Investments	3.69%
C000102025 | Appfolio, Inc.None_03783C100
Holdings [Line Items]
Percent of Total Investments	3.69%
C000102025 | Information Technology
Holdings [Line Items]
Percent of Total Investments	22.80%
C000102025 | Financials
Holdings [Line Items]
Percent of Total Investments	18.70%
C000102025 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.70%
C000102025 | Health Care
Holdings [Line Items]
Percent of Total Investments	16.20%
C000102025 | Materials
Holdings [Line Items]
Percent of Total Investments	11.80%
C000102025 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.70%
C000102025 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.10%
C000195205 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	5.00%
C000195205 | Ecolab, Inc.None_278865100
Holdings [Line Items]
Percent of Total Investments	5.57%
C000195205 | Vulcan Materials Co.None_929160109
Holdings [Line Items]
Percent of Total Investments	5.54%
C000195205 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	4.23%
C000195205 | TransDigm Group, Inc.None_893641100
Holdings [Line Items]
Percent of Total Investments	4.21%
C000195205 | Kinsale Capital Group, Inc.None_49714P108
Holdings [Line Items]
Percent of Total Investments	4.12%
C000195205 | Veralto Corp.None_92338C103
Holdings [Line Items]
Percent of Total Investments	4.11%
C000195205 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	3.95%
C000195205 | CBRE Group, Inc.NoneA_12504L109
Holdings [Line Items]
Percent of Total Investments	3.69%
C000195205 | Appfolio, Inc.None_03783C100
Holdings [Line Items]
Percent of Total Investments	3.69%
C000195205 | Information Technology
Holdings [Line Items]
Percent of Total Investments	22.80%
C000195205 | Financials
Holdings [Line Items]
Percent of Total Investments	18.70%
C000195205 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.70%
C000195205 | Health Care
Holdings [Line Items]
Percent of Total Investments	16.20%
C000195205 | Materials
Holdings [Line Items]
Percent of Total Investments	11.80%
C000195205 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.70%
C000195205 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.10%
C000231957 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231957 | Ecolab, Inc.None_278865100
Holdings [Line Items]
Percent of Total Investments	5.57%
C000231957 | Vulcan Materials Co.None_929160109
Holdings [Line Items]
Percent of Total Investments	5.54%
C000231957 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	4.23%
C000231957 | TransDigm Group, Inc.None_893641100
Holdings [Line Items]
Percent of Total Investments	4.21%
C000231957 | Kinsale Capital Group, Inc.None_49714P108
Holdings [Line Items]
Percent of Total Investments	4.12%
C000231957 | Veralto Corp.None_92338C103
Holdings [Line Items]
Percent of Total Investments	4.11%
C000231957 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	3.95%
C000231957 | CBRE Group, Inc.NoneA_12504L109
Holdings [Line Items]
Percent of Total Investments	3.69%
C000231957 | Appfolio, Inc.None_03783C100
Holdings [Line Items]
Percent of Total Investments	3.69%
C000231957 | Information Technology
Holdings [Line Items]
Percent of Total Investments	22.80%
C000231957 | Financials
Holdings [Line Items]
Percent of Total Investments	18.70%
C000231957 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.70%
C000231957 | Health Care
Holdings [Line Items]
Percent of Total Investments	16.20%
C000231957 | Materials
Holdings [Line Items]
Percent of Total Investments	11.80%
C000231957 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.70%
C000231957 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.10%
C000115949 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115949 | Perimeter Solutions, Inc.None_71385M107
Holdings [Line Items]
Percent of Total Investments	6.65%
C000115949 | Landbridge Co., LLCNone_514952100
Holdings [Line Items]
Percent of Total Investments	4.10%
C000115949 | Casella Waste Systems, Inc.None_147448104
Holdings [Line Items]
Percent of Total Investments	4.04%
C000115949 | Novanta, Inc.None_67000B104
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115949 | Medpace Holdings, Inc.None_58506Q109
Holdings [Line Items]
Percent of Total Investments	3.66%
C000115949 | Hayward Holdings, Inc.None_421298100
Holdings [Line Items]
Percent of Total Investments	3.51%
C000115949 | Onto Innovation, Inc.None_683344105
Holdings [Line Items]
Percent of Total Investments	3.30%
C000115949 | RBC Bearings, Inc.None_75524B104
Holdings [Line Items]
Percent of Total Investments	3.28%
C000115949 | Applied Industrial Technologies, Inc.None_03820C105
Holdings [Line Items]
Percent of Total Investments	2.81%
C000115949 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.60%
C000115949 | Financials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000115949 | Industrials
Holdings [Line Items]
Percent of Total Investments	38.20%
C000115949 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.00%
C000115949 | Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000115949 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000115949 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195206 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	3.60%
C000195206 | Perimeter Solutions, Inc.None_71385M107
Holdings [Line Items]
Percent of Total Investments	6.65%
C000195206 | Landbridge Co., LLCNone_514952100
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195206 | Casella Waste Systems, Inc.None_147448104
Holdings [Line Items]
Percent of Total Investments	4.04%
C000195206 | Novanta, Inc.None_67000B104
Holdings [Line Items]
Percent of Total Investments	3.70%
C000195206 | Medpace Holdings, Inc.None_58506Q109
Holdings [Line Items]
Percent of Total Investments	3.66%
C000195206 | Hayward Holdings, Inc.None_421298100
Holdings [Line Items]
Percent of Total Investments	3.51%
C000195206 | Onto Innovation, Inc.None_683344105
Holdings [Line Items]
Percent of Total Investments	3.30%
C000195206 | RBC Bearings, Inc.None_75524B104
Holdings [Line Items]
Percent of Total Investments	3.28%
C000195206 | Applied Industrial Technologies, Inc.None_03820C105
Holdings [Line Items]
Percent of Total Investments	2.81%
C000195206 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.60%
C000195206 | Financials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000195206 | Industrials
Holdings [Line Items]
Percent of Total Investments	38.20%
C000195206 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.00%
C000195206 | Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000195206 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000195206 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256263 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256263 | Perimeter Solutions, Inc.None_71385M107
Holdings [Line Items]
Percent of Total Investments	6.65%
C000256263 | Landbridge Co., LLCNone_514952100
Holdings [Line Items]
Percent of Total Investments	4.10%
C000256263 | Casella Waste Systems, Inc.None_147448104
Holdings [Line Items]
Percent of Total Investments	4.04%
C000256263 | Novanta, Inc.None_67000B104
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256263 | Medpace Holdings, Inc.None_58506Q109
Holdings [Line Items]
Percent of Total Investments	3.66%
C000256263 | Hayward Holdings, Inc.None_421298100
Holdings [Line Items]
Percent of Total Investments	3.51%
C000256263 | Onto Innovation, Inc.None_683344105
Holdings [Line Items]
Percent of Total Investments	3.30%
C000256263 | RBC Bearings, Inc.None_75524B104
Holdings [Line Items]
Percent of Total Investments	3.28%
C000256263 | Applied Industrial Technologies, Inc.None_03820C105
Holdings [Line Items]
Percent of Total Investments	2.81%
C000256263 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.60%
C000256263 | Financials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000256263 | Industrials
Holdings [Line Items]
Percent of Total Investments	38.20%
C000256263 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.00%
C000256263 | Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000256263 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000256263 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.10%